UNITED STATES OF AMERICA

BEFORE THE

SECURITIES AND EXCHANGE COMMISSION

INVESTMENT COMPANY ACT OF 1940

Release No. 32133 / May 31, 2016

________________________________________________

In the Matter of :

:

FRANKLIN TEMPLETON ETF TRUST :

FRANKLIN ADVISERS, INC :

FRANKLIN TEMPLETON DISTRIBUTORS, INC. :

One Franklin Parkway :

San Mateo, California 94403-1906 :

:

(812-14566) :

_________________________________________________

ORDER UNDER SECTIONS 6(c), 12(d)(1)(J) AND 17(b) OF THE INVESTMENT

COMPANY ACT OF 1940

Franklin Templeton ETF Trust, Franklin Advisers, Inc. and Franklin

 Templeton Distributors,

Inc. filed an application on October 16, 2015, and an amendment to the application on April 11,

2016, requesting an order under section 6(c) of the Investment

Company Act of 1940 ("Act") for

an exemption from sections 2(a)(32), 5(a)(1), 22(d) and 22(e) of the Act and rule 22c-1 under the

Act, under section 12(d)(1)(J) of the Act for an exemption from sections 12(d)(1)(A) and

12(d)(1)(B) of the Act, and under sections 6(c) and 17(b) of the

Act for an exemption from

sections 17(a)(1) and 17(a)(2) of the Act.

The order permits: (a) series of certain open-end management investment companies to issue

shares ("Shares") redeemable in large aggregations only

("Creation Units"); (b) secondary

market transactions in Shares to occur at negotiated market prices rather than at net asset value;

(c) certain series to pay redemption proceeds, under certain circumstances, more than seven days

after the tender of Shares for redemption; (d) certain affiliated persons of the series to deposit

securities into, and receive securities from, the series in

connection with the purchase and

redemption of Creation Units; and (e) certain registered management investment companies and

unit investment trusts outside of the same group of investment companies as the series to acquire

Shares.

On May 5, 2016, a notice of the filing of the application was issued (Investment Company Act

Release No. 32105). The notice gave interested persons an

opportunity to request a hearing and

stated that an order disposing of the application would be

issued unless a hearing was ordered.

No request for a hearing has been filed, and the Commission

has not ordered a hearing.

The matter has been considered and it is found, on the basis of the information set forth in the

application, as amended, that granting the requested exemptions is appropriate in the public

2

interest and consistent with the protection of investors and the purposes fairly intended by the

policy and provisions of the Act.

It is further found that the terms of the proposed transactions,

 including the consideration to be

paid or received, are reasonable and fair and do not involve overreaching on the part of any

person concerned, and that the proposed transactions are consistent with the policy of each

registered investment company concerned and with the general purposes of the Act.

Accordingly, in the matter of Franklin Templeton ETF Trust,

et al. (File No. 812-14566),

IT IS ORDERED, under section 6(c) of the Act, that the requested exemption from sections

2(a)(32), 5(a)(1), 22(d) and 22(e) of the Act and rule 22c-1 under the Act is granted, effective

immediately, subject to the conditions contained in the

application, as amended.

IT IS FURTHER ORDERED, under section 12(d)(1)(J) of the Act,

 that the requested exemption

from sections 12(d)(1)(A) and 12(d)(1)(B) of the Act is granted,

 effective immediately, subject

to the conditions contained in the application, as amended.

IT IS FURTHER ORDERED, under sections 6(c) and 17(b) of the Act,

 that the requested

exemption from sections 17(a)(1) and 17(a)(2) of the Act is

 granted, effective immediately,

subject to the conditions contained in the application, as

amended.

For the Commission, by the Division of Investment Management,

under delegated authority.

Brent J. Fields

Secretary